RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	June 30	December 31
The following transactions were carried out with related parties:	2015	2014
	$	$
Balance sheet:
Loan from related party - Director	1,350	1,300